NASDAQ
THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850
[redacted]

Gary N. Sundick
Vice President
Listing Qualifications

07087703

RECD S.E.C.
DEC 28 2007
1086

By Facsimile and First Class Mail

December 28, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CERTNAS 001-33899

Dear Ms. Peters:

This is to certify that on December 28, 2007 The Nasdaq Stock Market (the "Exchange") received from Digital Ally, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.001 par value

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary Sundick

PROCESSED
JAN 25 2008
3
THOMSON
FINANCIAL

END